Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (36.1)	$ 179.9
Other comprehensive income (loss)
Foreign currency translation adjustment	(1.9)	4.1
Unrealized gains (losses) on available-for-sale securities	288.4	(158.2)
Actuarial loss on pension plan	(7.8)	(6.7)
Other comprehensive income (loss)	278.7	(160.8)
Comprehensive income	242.6	19.1
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests	(7.5)	(15.1)
Comprehensive income attributable to HC2 Holdings, Inc.	$ 235.1	$ 4.0